Trust Account and Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Active Markets For Identical Assets or Liabilities
Description	Quoted Prices in Active Markets December 31, 2022 (Level 1)
Assets:
Money market funds	$206,946,000